Annual Fund Operating Expenses	Aug. 01, 2025
Leverage Shares 2X Long HIMS Daily ETF | Leverage Shares 2X Long HIMS Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%	[3]
Leverage Shares 2X Long BBAI Daily ETF | Leverage Shares 2X Long BBAI Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.75%	[6]
Leverage Shares 2X Long SOUN Daily ETF | Leverage Shares 2X Long SOUN Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.75%	[9]
Leverage Shares 2X Long RGTI Daily ETF | Leverage Shares 2X Long RGTI Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.75%	[12]
Leverage Shares 2X Long COST Daily ETF | Leverage Shares 2X Long COST Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.75%	[15]
Leverage Shares 2X Long VST Daily ETF | Leverage Shares 2X Long VST Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	0.75%	[18]
Leverage Shares 2X Long RKLB Daily ETF | Leverage Shares 2X Long RKLB Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	0.75%	[21]
Leverage Shares 2X Long AFRM Daily ETF | Leverage Shares 2X Long AFRM Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[23]
Expenses (as a percentage of Assets)	0.75%	[24]
Leverage Shares 2X Long GOLD Daily ETF | Leverage Shares 2X Long GOLD Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Expenses (as a percentage of Assets)	0.75%	[27]
Leverage Shares 2X Long NEM Daily ETF | Leverage Shares 2X Long NEM Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[29]
Expenses (as a percentage of Assets)	0.75%	[30]
Leverage Shares 2X Long OKLO Daily ETF | Leverage Shares 2X Long OKLO Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[32]
Expenses (as a percentage of Assets)	0.75%	[33]
Leverage Shares 2X Long FUTU Daily ETF | Leverage Shares 2X Long FUTU Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[35]
Expenses (as a percentage of Assets)	0.75%	[36]
Leverage Shares 2X Long PDD Daily ETF | Leverage Shares 2X Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[37]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[38]
Expenses (as a percentage of Assets)	0.75%	[39]
Leverage Shares 2X Long JD Daily ETF | Leverage Shares 2X Long JD Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[41]
Expenses (as a percentage of Assets)	0.75%	[42]
Leverage Shares 2X Long ABNB Daily ETF | Leverage Shares 2X Long ABNB Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[44]
Expenses (as a percentage of Assets)	0.75%	[45]

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[4]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[5]	Estimated for the current fiscal year.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[8]	Estimated for the current fiscal year.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[11]	Estimated for the current fiscal year.
[12]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[13]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[14]	Estimated for the current fiscal year.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[16]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[17]	Estimated for the current fiscal year.
[18]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[19]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[20]	Estimated for the current fiscal year.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[22]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[23]	Estimated for the current fiscal year.
[24]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[25]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid Adviser (defined below) to the pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[26]	Estimated for the current fiscal year.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[28]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the pursuant to the Adviser (defined below) investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[29]	Estimated for the current fiscal year.
[30]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[31]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the pursuant to the Adviser (defined below) investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[32]	Estimated for the current fiscal year.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[34]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[35]	Estimated for the current fiscal year.
[36]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[37]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[38]	Estimated for the current fiscal year.
[39]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[40]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[41]	Estimated for the current fiscal year.
[42]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[43]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[44]	Estimated for the current fiscal year.
[45]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.